Equity (Details 4) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Treasury shares acquired to be cancelled	(23.3)	(66.2)	(10.3)
Shares acquired for cancellation, equity impact	$ (1,859)	$ 5,270	$ 784
Other share purchases	(1.2)	(3.8)	(2.6)
Other share purchases, equity impact	$ (114)	$ 304	$ 208
Purchase of treasury shares	(24.5)	(70.0)	(12.9)
Purchase of treasury shares, equity impact	$ (1,973)	$ (5,574)	$ (992)
Other share sales	3.0
Other share sales, equity impact	$ 263
Exercise of options and employee transactions shares	7.8	4.6	4.1
Exercise of options and employee transactions, equity impact	$ 434	$ 255	$ 214
Equity based compensation shares	7.4	8.8	9.0
Equity-based compensation, equity impact	$ 756	$ 612	$ 664
Total number of outstanding treasury shares	(6.3)	(56.6)	0.2
Total equity impact of treasury share movements	$ (520)	$ 4,707	$ 114
Impact of new tax law income tax relating to revaluation of deferred tax assets on equity based compensation that were previously recognized through retained earnings		$ 71